                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-2782

                     (Investment Company Act File Number)

                    Federated High Income Bond Fund, Inc.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 3/31/06

             Date of Reporting Period: Fiscal year ended 3/31/06
                                       -------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated High Income Bond Fund, Inc.

Established 1977

29TH ANNUAL SHAREHOLDER REPORT

March 31, 2006

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$7.96		$8.05		$7.30		$7.68		$8.64
Income From Investment Operations:
Net investment income	0.59		0.58	[1]	0.62		0.67	[2]	0.83
Net realized and unrealized gain (loss) on investments	(0.09)		(0.05	) [1]	0.75		(0.37)		(0.94)
TOTAL FROM INVESTMENT OPERATIONS	0.50		0.53		1.37		0.30		(0.11)
Less Distributions:
Distributions from net investment income	(0.59)		(0.62)		(0.62)		(0.68)		(0.85)
Net Asset Value, End of Period	$7.87		$7.96		$8.05		$7.30		$7.68
Total Return [3]	6.57	% [4]	6.77	% [5]	19.42%		4.43%		(1.17)%

Ratios to Average Net Assets:
Net expenses	1.20%		1.22%		1.21%		1.23%		1.23%
Net investment income	7.21%		7.24	% [1]	7.60%		9.31%		10.37%
Expense waiver/reimbursement [6]	0.03%		0.02%		0.00	% [7]	0.00	% [7]	0.00	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$712,791		$775,085		$884,503		$817,147		$678,052
Portfolio turnover	24%		34%		51%		43%		40%

1 Due to a misclassification previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended March 31, 2005, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on total return. See Notes to Financial Statements, (Note 5).

5 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on total return. See Notes to Financial Statements, (Note 5).

6 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$7.96	$8.04		$7.29		$7.68		$8.63
Income From Investment Operations:
Net investment income	0.53	0.52	[1]	0.56		0.62	[2]	0.75
Net realized and unrealized gain (loss) on investments	(0.10)	(0.04	) [1]	0.75		(0.39)		(0.91)
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.48		1.31		0.23		(0.16)
Less Distributions:
Distributions from net investment income	(0.53)	(0.56)		(0.56)		(0.62)		(0.79)
Net Asset Value, End of Period	$7.86	$7.96		$8.04		$7.29		$7.68
Total Return [3]	5.65%	6.10	% [4]	18.54%		3.53%		(1.79)%

Ratios to Average Net Assets:
Net expenses	1.97%	1.97%		1.96%		1.98%		1.98%
Net investment income	6.44%	6.49	% [1]	6.85%		8.56%		9.64%
Expense waiver/reimbursement [5]	0.01%	0.02%		0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$536,632	$746,111		$945,435		$892,103		$912,370
Portfolio turnover	24%	34%		51%		43%		40%

1 Due to a misclassification previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended March 31, 2005, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on total return. See Notes to Financial Statements, (Note 5).

5 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006	2005		2004		2003		2002
Net Asset Value, Beginning of Period	$7.96	$8.04		$7.30		$7.68		$8.63
Income From Investment Operations:
Net investment income	0.53	0.52	[1]	0.56		0.62	[2]	0.75
Net realized and unrealized gain (loss) on investments	(0.10)	(0.04	) [1]	0.74		(0.38)		(0.91)
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.48		1.30		0.24		(0.16)
Less Distributions:
Distributions from net investment income	(0.53)	(0.56)		(0.56)		(0.62)		(0.79)
Net Asset Value, End of Period	$7.86	$7.96		$8.04		$7.30		$7.68
Total Return [3]	5.65%	6.10	% [4]	18.39%		3.66%		(1.79)%

Ratios to Average Net Assets:
Net expenses	1.97%	1.97%		1.96%		1.98%		1.98%
Net investment income	6.44%	6.49	% [1]	6.85%		8.56%		9.63%
Expense waiver/reimbursement [5]	0.01%	0.02%		0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$163,133	$203,362		$246,559		$202,813		$189,724
Portfolio turnover	24%	34%		51%		43%		40%

1 Due to a misclassification previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended March 31, 2005, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on total return. See Notes to Financial Statements, (Note 5).

5 This expense decrease is reflected in both the net expense and net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2005	Ending Account Value 3/31/2006	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,037.40	$6.25
Class B Shares	$1,000	$1,033.50	$9.99
Class C Shares	$1,000	$1,033.50	$9.99
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.80	$6.19
Class B Shares	$1,000	$1,015.11	$9.90
Class C Shares	$1,000	$1,015.11	$9.90

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.23%
Class B Shares	1.97%
Class C Shares	1.97%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period for Class A Shares was 6.57%, 5.65% for Class B Shares and 5.65% for Class C Shares. The total return of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI), 1 a measure of high-yield bond performance, was 7.15% during the 12-month reporting period. The fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LBHY2%ICI.

MARKET OVERVIEW

The high-yield market delivered higher returns than most other fixed-income asset classes over the 12-month reporting period. A growing domestic economy led to strong earnings performance by corporate issuers. This caused the risk premium (or credit yield spread demanded by investors) to decrease. For example, the spread between the Credit Suisse High Yield Bond Index 2 and comparable U.S. Treasury issues decreased from 3.73% on April 1, 2005 to 3.34% on March 31, 2006.

Despite the strong economy, several factors served to moderate both absolute and relative returns for high-yield bonds. First, interest rates on U.S. government bonds rose with the rate on shorter maturities rising more than longer term maturities. Rising interest rates tempered the returns on high-yield bonds, as the negative impact of rising U.S. Treasury rates (the base risk-free rate) offset most of the positive from a tightening risk premium resulting in relatively little price movements for the average high-yield security.

1 Effective June 1, 2005, the fund's benchmark changed from the Lehman Brothers U.S. Corporate High Yield Index (LBHYI) to the LBHY2%ICI. The LBHY2%ICI is the 2% issuer cap component of the Lehman Brothers U.S. Corporate High Yield Index. The LBHYI is an unmanaged index that includes all fixed-income securities having a maximum credit rating of Ba1, a minimum amount outstanding $150 million and at least one year to maturity. Investments cannot be made directly in an index.

2 The Credit Suisse First Boston High Yield Index is a market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and Baa by Moody's. Total returns reflect reinvestment of all income and capital gains. An investment cannot be made directly in an index.

Also, early in the period, major credit rating agencies downgraded Ford and General Motors into the high-yield category because of their continued weak financial performance. This caused credit spreads to temporarily gap wider on concerns that the high-yield market would not be able to absorb the substantial supply of auto related paper transitioning from investment-grade investors to high-yield investors. There were also concerns about the future financial performance of high-yield issuers that supply the auto companies. Defaults by auto suppliers Collins and Aikman, Dana and Delphi during the period illustrated this risk.

Additionally, strong global demand for energy and supply restrictions caused by September's hurricanes, which devastated the Gulf Coast and its energy infrastructure, caused energy prices to increase substantially during the reporting period. Higher energy costs negatively impacted non-energy companies' earnings. It also had the potential to negatively impact consumer spending habits and attitudes, which caused concerns that an energy induced increase in inflation could force the Federal Reserve Board to continue aggressively hiking short-term interest rates negatively impacting the economy.

These negative factors caused substantial uncertainty and volatility during the reporting period in the high-yield arena. However, the overall high-yield market was able to rebound based on the ability of the U.S. economy to absorb these negative factors and continue to expand.

Within the LBHY2%ICI, major industry sectors with stronger performance included: Entertainment, Transportation and Telecommunications (both Wireless and Wireline). Major weaker performing sectors within the LBHY2%ICI included: Auto, Media (Cable), Home Construction, Utility (Electric), and Paper.

FUND PERFORMANCE

The fund underperformed the LBHY2%ICI for the 12-month reporting period. Compared to the LBHY2%ICI, overall security selection positively impacted fund performance. This was especially true in the Automotive, Chemicals, Health Care, Industrial (Others), Media (Non Cable), Paper and Retail industry sectors. Specific issuers held in the fund which substantially outperformed the LBHY2%ICI included: Nortek Holdings, J.C. Penney's, General Motors Acceptance Corp., Houghton Mifflin and General Nutrition Centers .. The fund also benefited from its underweight in the underperforming Utility (Electric) industry sector.

Several factors negatively impacted fund performance. Security selection in the Consumer, Packaging, and Telecommunications (Wireline) industry sectors negatively impacted fund performance. Specific issuers held in the fund which substantially underperformed the LBHY2%ICI included: Allied Holdings, AMH Holdings, Ziff Davis, Tembec and Stoneridge .. The fund was also negatively impacted by its underweight to the strong performing Wireless and Wireline Telecommunication sectors, as compared to the LBHY2%ICI.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated High Income Bond Fund, Inc. (Class A Shares) (the "Fund") from March 31, 1996 to March 31, 2006, compared to the Lehman Brothers U.S. Corporate High Yield Bond Index (LBHYI), 2,4 Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI) 2,4 and the Lipper High Current Yield Funds Average (LHCYFA). 3

Average Annual Total Return [5] for the Period Ended 3/31/2006
1 Year	1.72%
5 Years	6.01%
10 Years	5.20%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHYI, LBHY2%ICI and LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBHYI and LBHY2%ICI are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund are not affected by cashflows. It is not possible to invest directly in an index or average.

3 The LHCYFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 The LBHYI is an unmanaged index that includes all fixed-income securities having a maximum credit rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The LBHY2%ICI contains the same universe of securities as the LBHYI, but caps individual issuers at 2%. Effective June 1, 2005, the Fund's adviser elected to change the benchmark index from the LBHYI to the LBHY2%ICI, since the LBHY2%ICI is more reflective of the fund's investment approach as a diversified registered investment company.

5 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated High Income Bond Fund, Inc. (Class B Shares) (the "Fund") from March 31, 1996 to March 31, 2006 compared to the Lehman Brothers U.S. Corporate High Yield Bond Index (LBHYI), 2,4 Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI) 2,4 and the Lipper High Current Yield Funds Average (LHCYFA). 3

Average Annual Total Return [5] for the Period Ended 3/31/2006
1 Year	0.22%
5 Years	5.92%
10 Years	5.03%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHYI, LBHY2%ICI, and LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBHYI and LBHY2%ICI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund are not affected by cashflows. It is not possible to invest directly in an index or average.

3 The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 The LBHYI is an unmanaged index that includes all fixed-income securities having a maximum credit rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The LBHY2%ICI contains the same universe of securities as the LBHYI, but caps individual issuers at 2%. Effective June 1, 2005, the Fund's adviser elected to change the benchmark index from the LBHYI to the LBHY2%ICI, since the LBHY2%ICI is more reflective of the fund's investment approach as a diversified registered investment company.

5 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated High Income Bond Fund, Inc. (Class C Shares) (the "Fund") from March 31, 1996 to March 31, 2006, compared to the Lehman Brothers U.S. Corporate High Yield Bond Index (LBHYI), 2,4 Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI) 2,4 and the Lipper High Current Yield Funds Average (LHCYFA). 3

Average Annual Total Return [5] for the Period Ended 3/31/2006
1 Year	3.62%
5 Years	5.98%
10 Years	4.77%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBHYI, LBHY2%ICI, and LHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBHYI and LBHY2%ICI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and unlike the Fund are not affected by cashflows. It is not possible to invest directly in an index or average.

3 The LHCYFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 The LBHYI is an unmanaged index that includes all fixed-income securities having a maximum credit rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The LBHY2%ICI contains the same universe of securities as the LBHYI, but caps individual issuers at 2%. Effective June 1, 2005, the Fund's adviser elected to change the benchmark index from the LBHYI to the LBHY2%ICI, since the LBHY2%ICI is more reflective of the fund's investment approach as a diversified registered investment company.

5 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At March 31, 2006, the Fund's index classification 1 was as follows:

Index Classification	Percentage of Total Net Assets
Media--Non-cable	9.5%
Health Care	6.7%
Industrial--Other	6.3%
Automotive	5.9%
Gaming	5.9%
Chemicals	5.7%
Utility--Natural Gas	5.2%
Consumer Products	5.1%
Food & Beverage	4.4%
Technology	4.2%
Utility--Electric	3.5%
Other [2]	33.4%
Cash Equivalents [3]	2.8%
Other Assets and Liabilities--Net [4]	1.4%
TOTAL	100.0%

1 Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Lehman Brothers High Yield 2% Issuer Constrained Index (LBHY2%ICI). Individual portfolio securities that are not included in the LBHY2%ICI are assigned to an index classification by the Fund's adviser.

2 For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation "Other."

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

March 31, 2006

Principal Amount			Value
		CORPORATE BONDS--95.0%
		Aerospace/Defense--1.9%
$2,850,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$2,892,750
2,550,000		Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011	2,703,000
2,200,000	[3]	Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009	1,540
3,400,000	[1,2]	DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	3,400,000
1,650,000		K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014	1,678,875
4,700,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	4,594,250
3,950,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	3,782,125
3,175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,143,250
4,300,000		TransDigm, Inc., Sr. Sub. Note, 8.375%, 7/15/2011	4,515,000
		TOTAL	26,710,790
		Automotive--5.9%
4,800,000		Advanced Accessory Systems LLC, Sr. Note, 10.75%, 6/15/2011	3,744,000
6,050,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	4,749,250
11,950,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	8,932,625
14,000,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	12,771,332
10,025,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	9,354,398
11,710,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	11,096,115
6,025,000		General Motors Corp., Note, 7.125%, 7/15/2013	4,518,750
3,800,000		General Motors Corp., Note, 8.375%, 7/15/2033	2,802,500
4,475,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	4,307,187
2,800,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 2/15/2015	1,477,000
4,550,000		Stoneridge, Inc., Company Guarantee, 11.50%, 5/1/2012	4,140,500
1,425,000		TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013	1,547,906
4,863,000		TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013	5,458,718
3,625,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	3,643,125
4,525,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,389,250
		TOTAL	82,932,656
Principal Amount			Value
		CORPORATE BONDS--continued
		Building Materials--2.6%
$2,800,000		Builders Firstsource, Inc., Note, 8.99875%, 2/15/2012	$2,884,000
2,850,000		Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010	2,707,500
4,075,000		ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012	4,217,625
2,075,000		Goodman Global Holdings, Inc., Floating Rate Note, Series B, 7.49125%, 6/15/2012	2,121,687
5,300,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	5,260,250
1,775,000		Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011	1,854,875
10,000,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	7,950,000
4,600,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	3,381,000
2,550,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	2,607,375
975,000		Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013	1,009,125
3,400,000		U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014	3,519,000
		TOTAL	37,512,437
		Chemicals--5.7%
5,050,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	4,545,000
5,025,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012	4,698,375
9,520,000		Crystal US Holdings, Sr. Disc. Note, 10/1/2014	7,425,600
4,062,000		Crystal US Holdings, Sr. Sub. Note, 9.625%, 6/15/2014	4,518,975
5,500,000		Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008	5,871,250
6,650,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014	6,882,750
6,435,000		Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009	6,628,050
5,475,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	5,885,625
2,591,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	2,850,100
3,625,000		Lyondell Chemical Co., Sr. Sub. Note, 10.875%, 5/1/2009	3,697,500
2,523,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	1,917,480
1,325,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	1,348,187
4,200,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	4,389,000
5,900,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	5,885,250
2,500,000	[1,2]	PQ Corp., Sr. Sub. Note, 7.50%, 2/15/2013	2,412,500
4,325,000		Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012	4,130,375
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	2,041,603
1,300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,410,110
3,225,000	[1,2]	VeraSun Energy Corp., Sr. Secd. Note, 9.875%, 12/15/2012	3,434,625
		TOTAL	79,972,355
Principal Amount			Value
		CORPORATE BONDS--continued
		Construction Machinery--0.6%
$5,025,000		Case New Holland, Sr. Note, 9.25%, 8/1/2011	$5,389,312
8,375,000	[3]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
3,125,000		NationsRent Cos., Inc., Sr. Secd. Note, 9.50%, 10/15/2010	3,414,063
		TOTAL	8,803,375
		Consumer Products--5.1%
5,575,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	4,348,500
4,175,000		Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012	4,331,562
1,800,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	1,845,000
5,550,000		Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012	4,662,000
2,475,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	2,447,156
1,400,000	[1,3]	Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	0
2,375,000	[1,3]	Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	0
4,025,000		Doane Pet Care Co., Sr. Sub. Note, Series WI, 10.625%, 11/15/2015	4,286,625
11,350,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	8,739,500
5,050,000	[1,2]	Jostens Holding Corp., Sr. Note, 8.75%, 12/1/2013	4,848,808
4,825,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	4,788,812
2,575,000		Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012	2,539,594
5,650,000		Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011	5,932,500
375,000		Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013	348,750
2,975,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	3,123,750
8,400,000		Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015	7,350,000
1,300,000	[1,2]	Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014	1,306,500
2,226,000		Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010	2,395,733
6,625,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	6,095,000
2,115,000		WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011	2,294,775
		TOTAL	71,684,565
		Energy--1.8%
4,325,000	[1,2]	Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	4,379,062
1,275,000		Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015	1,249,500
1,400,000		Lone Star Technologies, Inc., Company Guarantee, Series B, 9.00%, 6/1/2011	1,470,000
4,275,000		Petroleum Helicopters, Inc., Company Guarantee, Series B, 9.375%, 5/1/2009	4,504,781
2,950,000		Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015	2,920,500
775,000		Pogo Producing Co., Sr. Sub. Note, 6.875%, 10/1/2017	769,188
2,225,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	2,202,750
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,534,000
6,450,000		Swift Energy Co., Sr. Sub. Note, 9.375%, 5/1/2012	6,917,625
		TOTAL	25,947,406
Principal Amount			Value
		CORPORATE BONDS--continued
		Entertainment--2.2%
$3,000,000		AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014	$2,692,500
2,850,000		AMC Entertainment, Inc., Sr. Sub. Note, 9.875%, 2/1/2012	2,821,500
2,450,000		Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013	2,615,375
9,225,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	7,103,250
3,325,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 4/1/2012	3,362,406
4,175,000		Intrawest Corp., Sr. Note, 7.50%, 10/15/2013	4,253,281
6,275,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	6,949,563
1,625,000		Universal City Florida Holding Co., Floating Rate Note, 9.43%, 5/1/2010	1,657,500
		TOTAL	31,455,375
		Environmental--0.7%
6,325,000		Allied Waste North America, Inc., Company Guarantee, Series B, 8.875%, 4/1/2008	6,672,875
2,470,000		Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012	2,791,100
		TOTAL	9,463,975
		Financial Institutions--0.3%
4,775,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	4,727,250
		Food & Beverage--4.4%
10,100,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	8,332,500
2,375,000		Agrilink Foods, Inc., Company Guarantee, 11.875%, 11/1/2008	2,434,375
4,675,000		American Seafoods Group LLC, Company Guarantee, 10.125%, 4/15/2010	4,911,695
3,175,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	3,309,937
4,650,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	4,557,000
2,400,000		Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008	1,752,000
4,800,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	4,848,000
5,375,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,502,656
5,250,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	5,420,625
150,000		Pilgrim's Pride Corp., Sr. Note, 9.625%, 9/15/2011	157,125
2,225,000		Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013	2,252,813
6,850,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	5,548,500
3,550,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	3,674,250
4,575,000		Smithfield Foods, Inc., Sr. Note, Series B, 8.00%, 10/15/2009	4,792,313
5,350,000		UAP Holding Corp., Sr. Disc. Note, 0/10.75%, 7/15/2012	4,815,000
		TOTAL	62,308,789
Principal Amount			Value
		CORPORATE BONDS--continued
		Gaming--5.9%
$4,275,000		155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012	$4,242,937
5,475,000		Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012	5,871,937
3,850,000	[1,2]	Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012	4,028,062
1,650,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	1,654,125
3,275,000		Kerzner International Ltd., Sr. Sub. Note, 6.75%, 10/1/2015	3,463,312
4,000,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	3,790,000
8,550,000		MGM Mirage, Sr. Sub. Note, 9.75%, 6/1/2007	8,945,438
4,950,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	5,290,313
2,300,000		Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009	2,267,800
1,075,000		Majestic Star Casino LLC, Company Guarantee, 9.50%, 10/15/2010	1,144,875
1,400,000	[1,2]	Majestic Star Casino LLC, Sr. Note, 9.75%, 1/15/2011	1,421,000
9,550,000		Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007	10,099,125
4,525,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	4,932,250
9,500,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	10,141,250
1,200,000		Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011	1,311,000
2,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	2,060,250
1,200,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	1,218,000
800,000		Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012	793,000
4,250,000		Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014	4,223,438
2,825,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	2,952,125
3,075,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	3,001,969
		TOTAL	82,852,206
		Health Care--6.7%
2,350,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	2,520,375
3,800,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	4,075,500
8,000,000		AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013	8,480,000
2,375,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	2,291,875
14,575,000		CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015	9,983,875
3,950,000	[1,2]	CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,088,250
3,375,000		Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010	3,560,625
5,800,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	5,691,250
8,150,000		HCA, Inc., Note, 8.75%, 9/1/2010	8,880,753
1,775,000		HCA, Inc., Sr. Note, 6.375%, 1/15/2015	1,736,438
Principal Amount			Value
		CORPORATE BONDS--continued
		Health Care--continued
$4,300,000		HCA, Inc., Sr. Note, 6.75%, 7/15/2013	$4,305,801
5,550,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	5,462,132
4,825,000		HCA, Inc., Sr. Note, 7.875%, 2/1/2011	5,101,849
3,925,000		National Mentor, Inc., Sr. Sub. Note, 9.625%, 12/1/2012	4,454,875
2,225,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	2,230,562
2,750,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	2,811,875
3,000,000		Sybron Dental Specialties, Inc., Company Guarantee, 8.125%, 6/15/2012	3,180,000
1,475,000		Tenet Healthcare Corp., Note, 9.875%, 7/1/2014	1,500,813
1,450,000	[1,2]	Tenet Healthcare Corp., Sr. Note, 9.50%, 2/1/2015	1,457,250
2,825,000		VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014	2,832,063
3,600,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	3,699,000
1,875,000	[1,2]	Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,875,000
1,875,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,884,375
2,675,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	2,761,938
		TOTAL	94,866,474
		Industrial - Other--6.3%
6,650,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	6,550,250
2,575,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	2,369,000
4,075,000	[1,2]	Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011	4,513,062
6,700,000		Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012	7,202,500
3,350,000		Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012	3,031,750
3,425,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	3,681,875
4,550,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	4,584,125
4,030,000		Interline Brands, Inc., Sr. Sub. Note, 11.50%, 5/15/2011	4,468,262
7,525,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	7,205,187
3,900,000		Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012	4,290,000
6,672,000	[1,2]	Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010	7,439,280
2,546,509	[1,2]	Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013	2,591,073
5,650,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	5,890,125
3,775,000	[1,2]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	3,680,625
3,875,000		Rexnord Corp., Company Guarantee, 10.125%, 12/15/2012	4,272,188
4,764,575		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	4,943,247
5,275,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	5,143,125
5,150,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	5,201,500
2,375,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,380,938
		TOTAL	89,438,112
Principal Amount			Value
		CORPORATE BONDS--continued
		Lodging--2.1%
$3,300,000		Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014	$3,234,000
686,000		HMH Properties, Inc., Sr. Note, Series B, 7.875%, 8/1/2008	694,575
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,411,187
2,150,000	[1,2]	Host Marriott LP, Note, 6.75%, 6/1/2016	2,158,062
1,425,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,457,063
2,975,000		Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013	3,227,875
4,575,000		Royal Caribbean Cruises Ltd., Sr. Note, 8.00%, 5/15/2010	4,915,124
9,200,000		Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012	10,051,000
		TOTAL	29,148,886
		Media - Cable--3.1%
3,916,000		CCH I Holdings LLC, Sr. Disc. Note, Series 144A, 9.92%, 4/1/2014	1,997,160
3,151,000		CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015	2,635,024
1,175,000	[1,2]	CSC Holdings, Inc., Sr. Note, 7.00%, 4/15/2012	1,154,437
2,400,000		CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008	2,436,000
2,825,000		CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007	2,888,563
3,700,000		CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009	3,843,375
9,600,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	9,480,000
10,600,000	[1,2]	Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014	11,368,500
7,225,000	[1,2]	Unity Media Gmbh, Sr. Note, 10.375%, 2/15/2015	7,225,000
1,175,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,155,906
		TOTAL	44,183,965
		Media - Non-Cable--9.5%
2,150,000		Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011	2,279,000
1,775,000		Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010	1,939,187
3,475,000		Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011	3,657,437
4,534,549		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	4,375,840
3,650,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	3,686,500
5,800,000		CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012	5,937,750
1,500,000		CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011	1,528,125
850,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	843,625
5,232,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	5,611,320
8,702,000		Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	9,670,097
Principal Amount			Value
		CORPORATE BONDS--continued
		Media - Non-Cable--continued
$7,475,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	$6,353,750
7,775,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	7,551,469
5,750,000		Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013	4,930,625
6,125,000	[1,2]	Intelsat Bermuda Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	4,272,187
4,375,000		Intelsat Subsidiary Holding Co. Ltd., Floating Rate Note - Sr. Note, 9.61375%, 1/15/2012	4,467,969
3,400,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	3,527,500
1,175,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	1,175,000
4,050,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	4,171,500
1,600,000		Lin Television Corp., Sr. Sub. Note, Series B, 6.50%, 5/15/2013	1,512,000
4,225,000		NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	3,020,875
2,850,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	2,636,250
3,475,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	3,674,813
7,200,000		PanAmSat Holding Corp., Discount Bond, 11/1/2014	5,220,000
1,475,000	[1,2]	Quebecor Media Inc., Sr. Unsecd. Note, 7.75%, 3/15/2016	1,522,938
2,175,000		R.H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012	2,422,406
3,600,000	[1,2]	R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013	3,384,000
2,075,000	[1,2]	R.H. Donnelley Corp., Sr. Disc. Note, 6.875%, 1/15/2013	1,950,500
3,800,000	[1,2]	R.H. Donnelley Corp., Sr. Note, 8.875%, 1/15/2016	3,971,000
6,200,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	6,975,000
1,150,000		Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011	1,152,875
4,000,000	[1,2]	Southern Graphics Systems, Inc., Sr. Sub. Note, 12.00%, 12/15/2013	4,130,000
8,050,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	7,989,625
5,866,000		Yell Finance BV, Sr. Disc. Note, 0/13.50%, 8/1/2011	6,085,975
1,468,000		Yell Finance BV, Sr. Note, 10.75%, 8/1/2011	1,579,935
1,378,461		Ziff Davis Media, Inc., Company Guarantee, Series , 12.00%, 8/12/2009	766,769
		TOTAL	133,973,842
		Metals & Mining--1.1%
5,025,000		Aleris International, Inc., Sr. Secd. Note, 10.375%, 10/15/2010	5,565,187
4,300,000	[1,2]	Novelis, Inc., Sr. Note, 7.50%, 2/15/2015	4,149,500
6,200,000	[3]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	0
2,525,000		Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006	2,556,563
2,565,000		United States Steel Corp., Sr. Note, 9.75%, 5/15/2010	2,783,025
		TOTAL	15,054,275
Principal Amount			Value
		CORPORATE BONDS--continued
		Packaging--2.6%
$2,800,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	$2,793,000
6,325,000		Berry Plastics Corp., Company Guarantee, 10.75%, 7/15/2012	6,989,125
5,400,000	[1,2]	Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016	5,697,000
3,175,000	[1,2]	Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	3,309,937
1,675,000		Graham Packaging Co., Sub. Note, 8.50%, 10/15/2012	1,700,125
4,175,000		Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012	4,467,250
3,725,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	3,911,250
5,125,000		Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007	5,240,313
2,000,000	[1,2]	Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015	2,050,000
977,424	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	457,434
		TOTAL	36,615,434
		Paper--2.5%
4,425,000		Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015	4,336,500
6,650,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	6,251,000
3,125,000		Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012	3,082,031
5,350,000		MDP Acquisitions PLC, 9.625%, 10/1/2012	5,684,375
5,200,000		Mercer International, Inc., 9.25%, 2/15/2013	4,654,000
5,500,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	5,747,500
3,375,000		Stone Container Corp., Sr. Note, 9.75%, 2/1/2011	3,484,687
3,625,000		Tembec Industries, Inc., 8.50%, 2/1/2011	2,129,688
		TOTAL	35,369,781
		Pharmaceuticals--0.1%
1,950,000	[1,2]	Angiotech Pharmaceuticals, Inc., Sr. Sub. Note, 7.75%, 4/1/2014	1,979,250
		Restaurants--0.7%
2,325,000	[1,2]	Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	2,365,687
1,157,000		Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011	1,191,710
2,950,000	[1,2]	El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013	3,038,500
4,125,000		Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014	4,001,250
		TOTAL	10,597,147
		Retailers--1.4%
5,650,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	5,819,500
5,007,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	4,994,482
2,025,000		General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010	1,928,813
6,108,000		Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012	7,026,802
		TOTAL	19,769,597
Principal Amount			Value
		CORPORATE BONDS--continued
		Services--1.1%
$1,040,000		CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010	$1,131,000
3,608,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	3,892,130
3,650,000	[1,2]	HydroChem Industrial Services, Sr. Sub. Note, 9.25%, 2/15/2013	3,640,875
4,375,000		Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013	4,626,563
1,825,000		The Brickman Group Ltd., Sr. Sub. Note, Series B, 11.75%, 12/15/2009	1,991,531
		TOTAL	15,282,099
		Technology--4.2%
300,000	[1,2]	Activant Solutions, Inc., Floating Rate Note, 10.53%, 4/1/2010	307,500
1,225,000	[1,2]	Activant Solutions, Inc., Floating Rate Note, 10.53%, 4/1/2010	1,255,625
4,700,000		Activant Solutions, Inc., Sr. Note, 10.50%, 6/15/2011	5,228,750
2,875,000		Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010	2,364,687
3,575,000		Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014	3,726,938
2,100,000		MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014	1,974,000
1,550,000	[1,2]	SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,631,375
4,100,000	[1,2]	SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	4,407,500
3,975,000		Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009	4,148,906
2,503,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.03%, 4/1/2012	2,690,725
6,200,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, 9.125%, 8/15/2013	6,587,500
4,975,000	[1,2]	SunGard Data Systems, Inc., Sr. Sub. Note, 10.25%, 8/15/2015	5,261,063
1,875,000		Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008	2,015,625
7,800,000		UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012	8,619,000
8,975,000		Xerox Corp., Sr. Note, 9.75%, 1/15/2009	9,861,281
		TOTAL	60,080,475
		Textile--0.5%
575,000		Phillips Van Heusen Corp., Sr. Note, 7.25%, 2/15/2011	589,375
2,025,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	2,156,625
3,550,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	3,789,625
		TOTAL	6,535,625
		Transportation--1.4%
6,975,000	[3]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2049	0
3,025,000	[1,2]	Hertz Corp., Sr. Note, 8.875%, 1/1/2014	3,153,562
5,725,000	[1,2]	Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	6,240,250
1,750,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	1,736,875
7,650,000		Stena AB, Sr. Note, 9.625%, 12/1/2012	8,376,750
4,400,000	[3]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2011	0
		TOTAL	19,507,437
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--3.5%
$1,275,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	$1,295,719
1,175,000		CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009	1,214,656
2,625,000		Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009	2,703,750
4,200,000		Edison Mission Holding Co., Sr. Note, 9.875%, 4/15/2011	4,767,000
1,860,253	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,812,238
4,025,000	[1,2]	Mirant North America LLC, Sr. Note, 7.375%, 12/31/2013	4,125,625
1,700,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	1,731,875
3,425,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	3,506,344
625,000		Nevada Power Co., 6.50%, 4/15/2012	640,152
1,625,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	1,602,765
4,939,000		Nevada Power Co., Second Mortgage Notes, 9.00%, 8/15/2013	5,464,376
1,400,000		Northwestern Corp., Note, 5.875%, 11/1/2014	1,385,952
8,250,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	9,178,125
1,600,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	1,676,000
900,000		Reliant Energy, Inc., Sr. Secd. Note, 6.75%, 12/15/2014	798,750
2,025,000		Reliant Resources, Inc., Sr. Secd. Note, 9.50%, 7/15/2013	2,037,656
3,400,000	[1,2]	Sierra Pacific Resources, Sr. Note, 6.75%, 8/15/2017	3,429,750
1,475,000		TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015	1,522,938
		TOTAL	48,893,671
		Utility - Natural Gas--5.2%
1,550,000		ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010	1,656,562
3,000,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	3,000,000
825,000	[1,2]	Atlas Pipeline Partners LP, Sr. Note, 8.125%, 12/15/2015	864,187
4,175,000		El Paso Corp., Note, 6.95%, 12/15/2007	4,227,188
1,600,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,616,000
4,925,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	5,085,063
7,375,000		El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013	7,679,219
4,900,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	4,655,000
3,900,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	3,724,500
1,075,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	1,053,500
3,725,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	3,808,813
3,425,000	[1,2]	SemGroup LP, Sr. Note, 8.75%, 11/15/2015	3,510,625
2,975,000		Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008	3,006,493
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Natural Gas--continued
$6,600,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	$7,564,088
1,950,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	2,087,200
4,050,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	4,637,250
9,025,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	9,656,750
5,100,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	5,508,000
		TOTAL	73,340,438
		Wireless Communications--2.8%
2,000,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.25%, 1/1/2013	2,080,000
3,425,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	3,574,844
2,500,000		Inmarsat Finance PLC, Sr. Disc. Note, 0/10.375%, 11/15/2012	2,137,500
666,000		Inmarsat Finance PLC, Sr. Note, 7.625%, 6/30/2012	685,980
2,900,000		New Skies Satellites NV, Sr. Sub. Note, 9.125%, 11/1/2012	3,124,750
9,425,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	9,914,200
5,575,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	5,588,938
3,050,000		Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.035%, 12/15/2010	3,164,375
525,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.25%, 12/15/2012	555,844
675,000		Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015	727,313
2,750,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	2,932,188
4,350,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	4,880,672
		TOTAL	39,366,604
		Wireline Communications--3.1%
5,875,000		AT&T Corp., Sr. Note, 9.75%, 11/15/2031	7,042,751
2,425,000		Cincinnati Bell, Inc., Company Guarantee, 7.25%, 7/15/2013	2,503,813
1,875,000		Cincinnati Bell, Inc., Sr. Note, 7.00%, 2/15/2015	1,865,625
3,450,000		Citizens Communications Co., 9.00%, 8/15/2031	3,704,438
1,450,000		Citizens Communications Co., Sr. Note, 6.25%, 1/15/2013	1,417,375
1,625,000		Citizens Communications Co., Unsecd. Note, 9.25%, 5/15/2011	1,791,563
19,325,000		Qwest Corp., Note, 8.875%, 3/15/2012	21,692,313
4,150,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	4,367,875
		TOTAL	44,385,753
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,343,439,085)	1,342,760,044
Shares			Value
		COMMON STOCKS AND WARRANTS--0.4%
		Chemicals--0.1%
1,562	[3]	General Chemical Industrial Products, Inc.	$498,169
669	[3]	General Chemical Industrial Products, Inc., Warrants	0
903	[3]	General Chemical Industrial Products, Inc., Warrants	111,520
		TOTAL	609,689
		Consumer Products--0.0%
3,192	[1,3]	Sleepmaster LLC	7,980
		Food & Beverage--0.1%
127,620		B&G Foods, Inc.	1,840,280
		Industrial - Other--0.1%
835,358	[1,3]	ACP Holdings Corp., Warrants	1,399,225
		Lodging--0.0%
1,750	[1,3]	Motels of America, Inc.	0
		Media - Cable--0.1%
52,360	[3]	NTL, Inc.	1,524,200
		Media - Non-Cable--0.0%
3,475	[1,3]	Advanstar, Inc., Warrants	35
46	[3]	Sullivan Graphics, Inc.	0
6,750	[3]	XM Satellite Radio, Inc., Warrants	155,250
66,000	[3]	Ziff Davis Media, Inc., Warrants	660
		TOTAL	155,945
		Metals & Mining--0.0%
6,200	[1,3]	Republic Technologies International, Inc., Warrants	0
237,797	[3]	Royal Oak Mines, Inc.	1,665
		TOTAL	1,665
		Other--0.0%
746	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
4,800	[1,3]	Pliant Corp., Warrants	0
107,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		Paper--0.0%
3,250	[1,3]	MDP Acquisitions PLC, Warrants	66,625
		Wireline Communications--0.0%
55,587	[3]	Viatel Holding (Bermuda) Ltd.	167
		TOTAL COMMON STOCKS AND WARRANTS (IDENTIFIED COST $32,726,857)	5,605,776
Shares or Principal Amount			Value
		PREFERRED STOCKS--0.4%
		Media - Non-Cable--0.0%
360		Ziff Davis Media, Inc., PIK Pfd., Series E-1	$90,900
		Retailers--0.4%
5,725		General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A	5,309,937
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $5,759,350)	5,400,837
		REPURCHASE AGREEMENT--2.8%
$39,040,000		Interest in $2,500,000,000 joint repurchase agreement 4.83%, dated 3/31/2006 under which UBS Securities LLC, will repurchase U.S. Government Agency securities with various maturities to 3/25/2036 for $2,501,006,250 on 4/3/2006. The market value of the underlying securities at the end of the period was $2,560,315,050. (AT COST)	39,040,000
		TOTAL INVESTMENTS--98.6% (IDENTIFIED COST $1,420,965,292) [4]	1,392,806,657
		OTHER ASSETS AND LIABILITIES - NET--1.4%	19,749,745
		TOTAL NET ASSETS--100%	$1,412,556,402

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At March 31, 2006, these securities amounted to $209,081,787 which represents 14.8% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At March 31, 2006, these securities amounted to $207,150,488 which represents 14.7% of total net assets.

3 Non-income producing security.

4 The cost of investments for federal tax purposes amounts is $1,453,583,235.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2006.

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2006

Assets:
Total investments in securities, at value (identified cost $1,420,965,292)		$1,392,806,657
Cash		906
Income receivable		28,855,592
Receivable for investments sold		2,355,234
Receivable for shares sold		1,077,904
TOTAL ASSETS		1,425,096,293
Liabilities:
Payable for investments purchased	$6,998,253
Payable for shares redeemed	4,281,206
Payable for Directors'/Trustees' fee	1,665
Payable for distribution services fee (Note 5)	451,780
Payable for shareholder services fee (Note 5)	302,221
Accrued expenses	504,766
TOTAL LIABILITIES		12,539,891
Net assets for 179,541,808 shares outstanding		$1,412,556,402
Net Assets Consist of:
Paid-in capital		$2,152,393,788
Net unrealized depreciation of investments		(28,158,635)
Accumulated net realized loss on investments		(709,228,320)
Distributions in excess of net investment income		(2,450,431)
TOTAL NET ASSETS		$1,412,556,402
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($712,790,745 ÷ 90,562,559 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.87
Offering price per share (100/95.50 of $7.87) [1]		$8.24
Redemption proceeds per share (98.00/100 of $7.87) [1]		$7.71
Class B Shares:
Net asset value per share ($536,632,271 ÷ 68,235,801 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized		$7.86
Offering price per share		$7.86
Redemption proceeds per share (92.50/100 of $7.86) [1]		$7.27
Class C Shares:
Net asset value per share ($163,133,386 ÷ 20,743,448 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized		$7.86
Offering price per share (100/99.00 of $7.86) [1]		$7.94
Redemption proceeds per share (97.00/100 of $7.86) [1]		$7.62

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2006

Investment Income:
Dividends (net of foreign taxes withheld of $2,686)			$590,698
Interest			129,976,279
TOTAL INCOME			130,566,977
Expenses:
Investment adviser fee (Note 5)		$11,640,567
Administrative personnel and services fee (Note 5)		1,239,457
Custodian fees		66,267
Transfer and dividend disbursing agent fees and expenses		1,619,410
Directors'/Trustees' fees		25,644
Auditing fees		19,488
Legal fees		18,647
Portfolio accounting fees		202,891
Distribution services fee--Class B Shares (Note 5)		4,739,448
Distribution services fee--Class C Shares (Note 5)		1,367,023
Shareholder services fee--Class A Shares (Note 5)		1,815,896
Shareholder services fee--Class B Shares (Note 5)		1,579,816
Shareholder services fee--Class C Shares (Note 5)		449,432
Share registration costs		54,400
Printing and postage		200,677
Insurance premiums		15,983
Taxes		169,799
Miscellaneous		25,225
TOTAL EXPENSES		25,250,070
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(151,318)
Waiver of administrative personnel and services fee	(56,775)
Reimbursement of shareholder services fee - Class A Shares	(140,811)
TOTAL WAIVERS AND REIMBURSEMENT		(348,904)
Net expenses			24,901,166
Net investment income			105,665,811
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			15,481,027
Net change in unrealized appreciation of investments			(30,966,239)
Net realized and unrealized loss on investments			(15,485,212)
Change in net assets resulting from operations			$90,180,599

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$105,665,811	$128,366,224	[1]
Net realized gain on investments	15,481,027	25,689,468	[1]
Net increase due to reimbursement from adviser (Note 5)	--	682,446
Net change in unrealized appreciation/depreciation of investments	(30,966,239)	(38,686,846	) [1]
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	90,180,599	116,051,292
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(55,526,341)	(62,562,489)
Class B Shares	(42,664,744)	(58,741,410)
Class C Shares	(12,328,928)	(15,492,190)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(110,520,013)	(136,796,089)
Share Transactions:
Proceeds from sale of shares	196,126,663	274,829,972
Net asset value of shares issued to shareholders in payment of distributions declared	72,228,155	82,816,949
Cost of shares redeemed	(560,017,697)	(688,840,311)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(291,662,879)	(331,193,390)
Change in net assets	(312,002,293)	(351,938,187)
Net Assets:
Beginning of period	1,724,558,695	2,076,496,882
End of period (including distributions in excess of net investment income of $(2,450,431) and $(2,356,254), respectively)	$1,412,556,402	$1,724,558,695

1 Due to a misclassification previously reported, the Fund reclassified discount accretion/premium amortization on long-term debt securities for the year ended March 31, 2005, to allow proper comparison from year to year. Net assets were not affected by this reclassification.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2006

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes, and where appropriate, deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at March 31, 2006, is as follows:

	Acquisition Date	Acquisition Cost
ACP Holdings Corp., Warrants	9/24/2003	$ 0
Advanstar, Inc., Warrants	2/14/2001	$ 285,550
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$7,280,944
Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008	4/15/1998	$1,298,075
Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009	4/15/1998	$1,233,189
MDP Acquisitions PLC, Warrants	9/23/2002	$ 0
Motels of America, Inc.	8/30/1994	$ 117,506
Pliant Corp., Warrants	5/25/2000 - 9/25/2000	$ 146,358
Republic Technologies International, Inc., Warrants	3/14/2000	$ 0
Russell Stanley Holdings, Inc.	2/5/1999 - 7/9/1999	$ 0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 - 5/15/2005	$5,631,136
Sleepmaster LLC	12/23/2004	$1,011,340

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended March 31	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,331,801	$152,628,242	23,869,211	$192,934,434
Shares issued to shareholders in payment of distributions declared	4,896,015	38,440,853	5,095,081	41,013,031
Shares redeemed	(31,025,112)	(243,919,502)	(41,548,835)	(332,708,067)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(6,797,296)	$(52,850,407)	(12,584,543)	$(98,760,602)

Year Ended March 31	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,520,573	$27,721,059	6,483,723	$52,380,846
Shares issued to shareholders in payment of distributions declared	3,270,305	25,672,331	4,000,940	32,179,819
Shares redeemed	(32,325,483)	(254,385,517)	(34,295,948)	(276,124,298)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(25,534,605)	$(200,992,127)	(23,811,285)	$(191,563,633)

Year Ended March 31	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,005,240	$15,777,362	3,658,548	$29,514,692
Shares issued to shareholders in payment of distributions declared	1,033,732	8,114,971	1,196,025	9,624,099
Shares redeemed	(7,854,773)	(61,712,678)	(9,959,557)	(80,007,946)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(4,815,801)	$(37,820,345)	(5,104,984)	$(40,869,155)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(37,147,702)	$(291,662,879)	(41,500,812)	$(331,193,390)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities, tax gain/loss adjustments on sales of defaulted securities and reclass of income distributions.

For the year ended March 31, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$(131,568)	$4,760,025	$(4,628,457)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$110,520,013	$136,796,089

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,327,612
Net unrealized depreciation	$60,776,578
Capital loss carryforward	$682,311,839

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and tax cost adjustments and interest write-offs for defaulted bonds.

At March 31, 2006, the cost of investments for federal tax purposes was $1,453,583,235. The net unrealized depreciation of investments for federal tax purposes was $60,776,578. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $24,296,734 and net unrealized depreciation from investments for those securities having an excess of cost over value of $85,073,312.

At March 31, 2006, the Fund had a capital loss carryforward of $682,311,839 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 30,382,492
2010	$ 245,607,631
2011	$ 297,612,303
2012	$ 108,709,413

The Fund used capital loss carryforwards of $6,382,491 to offset taxable capital gains realized during the year ended March 31, 2006.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2006, the Adviser voluntarily waived $151,318 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2006, FSC retained $252,880 of fees paid by the Fund.

Sales Charges

For the year ended March 31, 2006, FSC, the principal distributor, retained $104,436 in sales charges from the sale of Class A Shares and $180 from the sale of Class C Shares. FSC also retained $12,544 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares and Class C Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in-capital. For the year ended March 31, 2006, the redemption fees for Class A Shares, Class B Shares and Class C Shares amounted to $38,578, $33,295 and $9,565, respectively.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the year ended March 31, 2006, FSSC retained $170,131 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through August 31, 2005, FSSC reimbursed daily a portion of the shareholder services fee for Class A Shares. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $140,811 for the year ended March 31, 2006.

Other

Federated retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's board. In conjunction with this review, the independent Directors of the Fund retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser contributed $682,446 to the Fund for the year ended March 31, 2005, which relates to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those funds that may have resulted from orders incorrectly accepted by Federated employees after the funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended March 31, 2006, were as follows:

Purchases	$353,210,273
Sales	$674,173,691

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended March 31, 2006, 0.54% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended March 31, 2006, 0.54% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF FEDERATED HIGH INCOME BOND FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Federated High Income Bond Fund, Inc. (the "Fund"), including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Income Bond Fund, Inc. at March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 10, 2006

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2005, the Federated Fund Complex consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1977	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT and DIRECTOR Began serving: July 1987	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd. (Investment advisory subsidiary of Federated) and Passport Research II, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: January 2000	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: February 1984	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA DIRECTOR Began serving: April 2006	Principal Occupations : Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation. Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1977	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.; Senior Vice President and Controller of Federated Investors, Inc.

Previous Positions : Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable, fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Mark E. Durbiano Birth Date: September 21, 1959 VICE PRESIDENT Began serving: November 1998	Mark E. Durbiano has been the Fund's Portfolio Manager since January 1987. He is Vice President of the Fund. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Board Review of Advisory Contract

As required by the Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charge.

In its decision to appoint or renew the Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. For the past year, the Board concluded that the nature, quality and scope of services provided the fund by the Adviser and its affiliates was satisfactory.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract. For the periods ending December 31, 2004, the Fund's performance for both the one and three year periods were above the median of the relevant peer group. During the year ending December 31, 2004, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the costs incurred and the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. In addition, the availability of the exchange privilege among funds in the Federated family makes consideration of the overall cost and profitability of Federated more relevant than that of individual funds. Based upon this review, the Board is satisfied that the costs incurred in, as well as the profitability realized from, managing the Fund and the other Federated Funds are appropriate. Although the Board is always interested in discovering any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated High Income Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314195108
Cusip 314195207
Cusip 314195306

8042507 (5/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $24,395

                  Fiscal year ended 2005 - $19,972

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $81

                  Fiscal year ended 2005 - $0

                  Transfer agent testing.

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,509 and
      $126,144 respectively.  Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and
non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit
Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.
The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2006 - 0%

            Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2006 - $76,768

            Fiscal year ended 2005 - $192,388

(h)         The registrant's Audit Committee has considered that the
provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of
Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Income Bond Fund, Inc.

By          /s/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ J. Christopher Donahue
                J. Christopher Donahue, Principal Executive Officer

Date        May 22, 2006

By          /s/ Richard A. Novak
                Richard A. Novak, Principal Financial Officer

Date        May 22, 2006